Per share amounts (Tables)	12 Months Ended
Dec. 31, 2024
Per share amounts
Schedule of determination of basic and diluted net earnings per share

Basic and diluted net loss per share have been determined based on the following:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Net loss	(46,739)	(237,587)

Basic weighted average shares outstanding (‘000s)	158,068	163,719
Diluted weighted average shares outstanding ('000s)	158,068	163,719

Basic loss per share	(0.30)	(1.45)
Diluted loss per share	(0.30)	(1.45)